Statement of cash flows, indirect method (Statement) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from (used in) operating activities
Net income for the period	R$ 4,311,991	R$ 6,348,178
Adjustments to reconcile profit (loss)
Depreciation, depletion and amortization	2,725,322	2,408,025
Depreciation, right-of-use assets	81,330	89,397
Interest expense on lease liabilities	113,211	116,258
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net	(32,052)	46,307
Income (expense) from associates and joint ventures	20,372	17,077
Exchange rate and monetary variations, net	(2,909,755)	(5,204,286)
Interest expenses on financing, loans and debentures	1,426,111	1,412,878
Adjustments for finance costs	(24,929)	(52,753)
Amortization of transaction costs, premium and discounts	58,457	31,923
Derivative financial instruments, net	(3,025,599)	(3,693,159)
Premium expenses on early settlements	129,047
Accrual of interest on marketable securities	(311,625)	(264,440)
Deferred income tax and social contribution	2,167,118	3,539,970
Interest on actuarial liabilities and cost of current service	20,211	19,822
Provision for judicial liabilities, net	30,751	28,985
Provision (reversal) for doubtful accounts, net	(16,607)	7,653
Provision (reversal) for inventory losses, net	2,149	4,475
Provision (reversal) for loss of ICMS credits, net	(13,211)	45,766
Other	17,685	15,856
Trade accounts receivable	638,316	2,238,113
Inventories	(124,714)	(430,784)
Recoverable taxes	(116,689)	(75,463)
Other assets	23,597	183,194
Trade accounts payable	68,751	(91,408)
Taxes payable	(113,281)	5,303
Payroll and charges	(411,067)	(528,881)
Other liabilities	(64,382)	(41,443)
Cash generated from operations	4,670,508	6,176,563
Payment of interest on financing, loans and debentures	(1,711,077)	(2,014,500)
Adjustment for operating costs	24,929	52,753
Premium expenses on early settlements paid	(129,047)
Interest received on marketable securities	114,151	361,942
Payment of income taxes	(68,697)	(159,068)
Cash provided by operating activities	2,900,767	4,417,690
Additions to property, plant and equipment	(890,563)	(1,231,900)
Additions to intangible	(4,083)	(11,836)
Purchase of biological assets	(2,107,800)	(1,836,180)
Proceeds from sales of property, plant and equipment and biological assets	103,527	43,551
Marketable securities, net	(62,149)	6,367,566
Advances for acquisition of wood from operations with development and partnerships	(257,202)	(6,998)
Cash provided by (used in) investing activities	(3,218,270)	3,324,203
Proceeds from loans, financing and debentures	91,273	7,055,244
Proceeds from derivative transactions	(58,091)	124,558
Payment of loans, financing and debentures	(473,585)	(11,175,521)
Payment of leases	(364,185)	(371,531)
Payment of dividends	(1,379,501)	(2,192,903)
Shares repurchased		(38,664)
Cash used by financing activities	(2,184,089)	(6,598,817)
EXCHANGE VARIATION ON CASH AND CASH EQUIVALENTS	(502,142)	(247,389)
Increase (Decrease) in cash and cash equivalents, net	(2,501,592)	1,143,076
At the beginning of the period	15,179,753	9,018,818
At the end of the period	R$ 12,176,019	R$ 9,914,505